Acquisition of Authy, Inc. - Acquisition Costs (Detail) - USD ($) $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Authy, Inc. | General and Administrative Expense
Acquisition of Authy, Inc.
Acquisition related costs	$ 1.2	$ 0.3	$ 1.5